Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Components Of Net Periodic Benefit Cost [Abstract]
Service cost	$ 4,739	$ 3,913
Interest cost	7,404	6,784
Expected return on plan assets	(3,925)	(3,400)
Amortization of unrealized losses	4,354	6,398
Net periodic benefit costs	$ 12,572	$ 13,695